Subsequent Events (Details) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 14, 2019	Feb. 26, 2019	Dec. 31, 2018
Revolving Credit Facility
Subsequent Events
Outstanding credit facility				$ 45,000
Subsequent Event
Subsequent Events
U.S. state and local taxes at a rate (as a percent)		7.00%
Threshold payments to be made for deferral under tax receivable agreement		$ 30,000
Subsequent Event | Revolving Credit Facility
Subsequent Events
Repayments of debt	$ 15,000
Camelot holding Ltd
Subsequent Events
Ownership interest in existing entity				100.00%
Combined company | Subsequent Event
Subsequent Events
Ownership interest in combined entity			73.80%